Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 858,666,624.00
Previously Paid Amount	13,810.00
Total Fee Amount	118,581.86
Total Offset Amount	0.00
Net Fee	$ 104,771.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A